Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net unrealized gain on equity securities included in AOCI	$ 570	$ 273
Impact of the U.S. corporate tax rate change on AOCI	$ 0
Maturities of short term investments	3 months
Accounting Standards Update 2016-01 | Total equity securities
Variable Interest Entity [Line Items]
Net unrealized gain on equity securities included in AOCI	$ 90
Tax Cuts and Jobs Act of 2017 | Accounting Standards Update 2018-02
Variable Interest Entity [Line Items]
Impact of the U.S. corporate tax rate change on AOCI	$ 99